Report Of The Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effect on profit after tax
+100 basis point parallel shift in yield curves	£ 1	£ 4
–100 basis point parallel shift in yield curves	(8)	(13)
+100 basis point shift in credit spreads	(3)	(3)
–100 basis point shift in credit spreads	4	4
10% increase in growth assets	32	26
10% decrease in growth assets	(32)	(28)
Effect on CSM
+100 basis point parallel shift in yield curves	5	29
–100 basis point parallel shift in yield curves	(59)	(109)
+100 basis point shift in credit spreads	(30)	(29)
–100 basis point shift in credit spreads	36	57
10% increase in growth assets	65	78
10% decrease in growth assets	(64)	(78)
Effect on total equity
+100 basis point parallel shift in yield curves	(25)	(22)
–100 basis point parallel shift in yield curves	18	13
+100 basis point shift in credit spreads	(34)	(30)
–100 basis point shift in credit spreads	31	30
10% increase in growth assets	32	26
10% decrease in growth assets	(32)	(28)
– Insurance & Reinsurance Contracts
Effect on profit after tax
+100 basis point parallel shift in yield curves	6	7
–100 basis point parallel shift in yield curves	(13)	(16)
+100 basis point shift in credit spreads	(2)	(2)
–100 basis point shift in credit spreads	3	3
10% increase in growth assets	6	4
10% decrease in growth assets	(6)	(5)
Effect on CSM
+100 basis point parallel shift in yield curves	8	29
–100 basis point parallel shift in yield curves	(62)	(109)
+100 basis point shift in credit spreads	(2)	(2)
–100 basis point shift in credit spreads	36	57
10% increase in growth assets	65	78
10% decrease in growth assets	(64)	(78)
Effect on total equity
+100 basis point parallel shift in yield curves	6	7
–100 basis point parallel shift in yield curves	(13)	(16)
+100 basis point shift in credit spreads	(34)	(30)
–100 basis point shift in credit spreads	3	3
10% increase in growth assets	6	4
10% decrease in growth assets	(6)	(5)
– Financial Instruments
Effect on profit after tax
+100 basis point parallel shift in yield curves	(5)	(3)
–100 basis point parallel shift in yield curves	5	3
+100 basis point shift in credit spreads	(1)	(1)
–100 basis point shift in credit spreads	1	1
10% increase in growth assets	26	22
10% decrease in growth assets	(26)	(23)
Effect on CSM
+100 basis point parallel shift in yield curves	(3)	0
–100 basis point parallel shift in yield curves	3	0
+100 basis point shift in credit spreads	(28)	(27)
–100 basis point shift in credit spreads	0	0
10% increase in growth assets	0	0
10% decrease in growth assets	0	0
Effect on total equity
+100 basis point parallel shift in yield curves	(31)	(29)
–100 basis point parallel shift in yield curves	31	29
+100 basis point shift in credit spreads	0	0
–100 basis point shift in credit spreads	28	27
10% increase in growth assets	26	22
10% decrease in growth assets	£ (26)	£ (23)